Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Trade accounts receivable	$ 3,712,840	$ 3,525,138
Less: allowance for credit losses	(1,507,983)
Accounts receivable, net	2,204,857	3,525,138
Related party receivables	$ 5,951,509	$ 1,439,228